Trade and other receivables - Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 27,009	$ 21,724
Other receivables	3,345	7,706
Contract assets	18,962	9,094
Trade and other receivables	$ 49,316	$ 38,524